Summary of Detailed Information about Payables and Accrued Liabilities Explanatory (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade accounts payable	$ 720	$ 934
Salaries, employment taxes and benefits	89	531
Accrued research and development costs	855	596
Other accrued liabilities	623	611
Payables and accrued liabilities	$ 2,287	$ 2,672